Portfolio of investments—July 31, 2026 (unaudited)
Portfolio of investments

	Shares	Value
Common stocks: 94.57%
Consumer discretionary: 3.81%
Diversified consumer services: 1.57%
Liberty Live Holdings, Inc. Class C†	48,951	$4,826,568
Hotels, restaurants & leisure: 1.44%
Jersey Mike’s Subs, Inc. Class A†	47,234	1,086,382
Wingstop, Inc.	10,781	1,396,032
Wyndham Hotels & Resorts, Inc.	25,649	1,920,084
		4,402,498
Textiles, apparel & luxury goods: 0.80%
Kontoor Brands, Inc.	29,405	2,462,375
Consumer staples: 3.52%
Consumer staples distribution & retail: 3.52%
Chefs’ Warehouse, Inc.†	62,224	7,177,538
PriceSmart, Inc.	18,660	3,618,361
		10,795,899
Energy: 0.41%
Energy equipment & services: 0.41%
Kodiak Gas Services, Inc.	21,451	1,259,388
Financials: 7.78%
Capital markets: 4.14%
Marex Group Ltd.	51,205	3,324,229
Miami International Holdings, Inc.†	106,577	5,013,382
Piper Sandler Cos.	34,464	2,612,371
StoneX Group, Inc.†	22,987	1,760,115
		12,710,097
Consumer finance: 1.36%
Dave, Inc.†	11,183	4,167,792
Insurance: 2.28%
Ethos Technologies, Inc. Class A†	118,932	2,428,591
Skyward Specialty Insurance Group, Inc.†	76,283	4,573,166
		7,001,757
Health care: 26.36%
Biotechnology: 6.99%
Alkermes PLC†	27,504	1,347,421
Ascendis Pharma AS ADR†	19,955	4,867,224
Krystal Biotech, Inc.†	5,484	1,870,702
Madrigal Pharmaceuticals, Inc.†	4,517	2,110,885
TG Therapeutics, Inc.†	31,594	1,643,836
Twist Bioscience Corp.†	48,889	4,475,788
See accompanying notes to portfolio of investments
Allspring Emerging Growth Fund | 1

Portfolio of investments—July 31, 2026 (unaudited)

	Shares	Value
Biotechnology(continued)
Vericel Corp.†	71,895	$3,304,294
Xenon Pharmaceuticals, Inc.†	29,426	1,844,127
		21,464,277
Health care equipment & supplies: 3.99%
Glaukos Corp.†	48,027	8,007,061
iRhythm Holdings, Inc.†	36,168	4,237,805
		12,244,866
Health care providers & services: 11.21%
Alignment Healthcare, Inc.†	174,497	2,591,280
BrightSpring Health Services, Inc.†	93,446	5,579,661
Castle Biosciences, Inc.†	134,133	3,755,724
Ensign Group, Inc.	27,353	4,873,211
Guardant Health, Inc.†	47,863	7,753,327
HealthEquity, Inc.†	51,486	5,180,006
RadNet, Inc.†	73,022	4,657,343
		34,390,552
Life sciences tools & services: 0.79%
Repligen Corp.†	17,258	2,433,551
Pharmaceuticals: 3.38%
Ligand Pharmaceuticals, Inc.†	23,838	6,854,378
Tarsus Pharmaceuticals, Inc.†	59,744	3,527,286
		10,381,664
Industrials: 32.17%
Aerospace & defense: 6.07%
AAR Corp.†	38,225	5,353,029
ATI, Inc.†	19,469	3,649,269
Carpenter Technology Corp.	8,275	4,300,187
Mercury Systems, Inc.†	54,756	5,316,808
		18,619,293
Building products: 2.26%
Armstrong World Industries, Inc.	16,289	2,845,037
Modine Manufacturing Co.†	20,334	4,088,354
		6,933,391
Commercial services & supplies: 2.82%
Casella Waste Systems, Inc. Class A†	76,581	6,870,081
OPENLANE, Inc.†	44,806	1,781,487
		8,651,568
Construction & engineering: 5.35%
Argan, Inc.	8,084	4,611,356
See accompanying notes to portfolio of investments
2 | Allspring Emerging Growth Fund

Portfolio of investments—July 31, 2026 (unaudited)

	Shares	Value
Construction & engineering(continued)
Construction Partners, Inc. Class A†	67,285	$6,953,905
Legence Corp. Class A†	76,204	4,871,722
		16,436,983
Electrical equipment: 0.85%
American Superconductor Corp.†	46,767	1,373,547
Amprius Technologies, Inc.†	129,754	1,245,638
		2,619,185
Ground transportation: 1.19%
Saia, Inc.†	10,480	3,643,162
Machinery: 6.34%
CECO Environmental Corp.†	65,982	4,347,554
ESCO Technologies, Inc.	5,637	1,777,290
Federal Signal Corp.	30,489	3,809,601
Graham Corp.†	28,215	2,705,818
Helios Technologies, Inc.	30,325	2,362,621
RBC Bearings, Inc.†	8,091	4,460,649
		19,463,533
Marine transportation: 1.29%
Kirby Corp.†	30,297	3,973,148
Trading companies & distributors: 6.00%
Applied Industrial Technologies, Inc.	16,318	5,633,137
Herc Holdings, Inc.	26,445	3,970,452
SiteOne Landscape Supply, Inc.†	25,884	2,444,485
Xometry, Inc. Class A†	74,137	6,355,024
		18,403,098
Information technology: 18.92%
Communications equipment: 1.66%
Applied Optoelectronics, Inc.†	10,608	1,000,547
Viavi Solutions, Inc.†	110,497	4,082,864
		5,083,411
Electronic equipment, instruments & components: 6.84%
Advanced Energy Industries, Inc.	7,151	2,070,357
Fabrinet†	4,975	2,166,165
Frequency Electronics, Inc.†	26,038	1,509,423
Mirion Technologies, Inc. Class A†	234,399	3,511,297
Novanta, Inc.†	38,731	5,521,104
Plexus Corp.†	14,526	3,650,965
Sanmina Corp.†	13,804	2,561,470
		20,990,781
IT services: 1.24%
DigitalOcean Holdings, Inc.†	32,481	3,816,518
See accompanying notes to portfolio of investments
Allspring Emerging Growth Fund | 3

Portfolio of investments—July 31, 2026 (unaudited)

	Shares	Value
Semiconductors & semiconductor equipment: 4.62%
Aehr Test Systems†	9,704	$776,126
Axcelis Technologies, Inc.†	11,428	1,489,983
FormFactor, Inc.†	7,433	789,384
Impinj, Inc.†	18,355	2,778,213
MaxLinear, Inc.†	18,254	1,219,732
Power Integrations, Inc.	17,239	1,046,580
Semtech Corp.†	34,698	4,088,118
Ultra Clean Holdings, Inc.†	24,074	2,005,605
		14,193,741
Software: 4.56%
Cipher Digital, Inc.†	77,625	1,732,590
Core Scientific, Inc.†	72,774	1,507,877
Hut 8 Corp.†	11,945	1,285,640
JFrog Ltd.†	48,686	3,884,656
Riot Platforms, Inc.†	60,923	1,228,817
ServiceTitan, Inc. Class A†	30,867	2,563,813
Workiva, Inc. Class A†	29,780	1,780,844
		13,984,237
Real estate: 0.38%
Health care REITs: 0.38%
Janus Living, Inc. Class A	38,716	1,168,217
Utilities: 1.22%
Independent power and renewable electricity producers: 1.22%
Talen Energy Corp.†	11,247	3,757,623
Total common stocks (Cost $202,528,054)		290,279,173
Investment companies: 1.75%
Exchange-traded funds: 1.75%
iShares Russell 2000 Growth ETF	14,440	5,352,475
Total investment companies (Cost $5,357,374)		5,352,475

		Yield
Short-term investments: 5.54%
Investment companies: 5.54%
Allspring Government Money Market Fund Select Class♠∞		3.59%	17,002,143	17,002,143
Total short-term investments (Cost $17,002,143)				17,002,143
Total investments in securities (Cost $224,887,571)	101.86%			312,633,791
Other assets and liabilities, net	(1.86)			(5,696,041)
Total net assets	100.00%			$306,937,750

†	Non-income-earning security
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.

See accompanying notes to portfolio of investments
4 | Allspring Emerging Growth Fund

Portfolio of investments—July 31, 2026 (unaudited)

Abbreviations:
ADR	American depositary receipt
REIT	Real estate investment trust
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$3,223,865	$42,035,278	$(28,257,000)	$0	$0	$17,002,143	17,002,143	$68,736
See accompanying notes to portfolio of investments
Allspring Emerging Growth Fund | 5

Notes to portfolio of investments—July 31, 2026 (unaudited)
Notes to portfolio of investments
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Equity securities and exchange-traded funds that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, LLC (“Allspring Funds Management”), which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
Foreign currency translation
The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at  rates provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
•Level 1 – quoted prices in active markets for identical securities
•Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
6 | Allspring Emerging Growth Fund

Notes to portfolio of investments—July 31, 2026 (unaudited)
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of July 31, 2026:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Consumer discretionary	$11,691,441	$0	$0	$11,691,441
Consumer staples	10,795,899	0	0	10,795,899
Energy	1,259,388	0	0	1,259,388
Financials	23,879,646	0	0	23,879,646
Health care	80,914,910	0	0	80,914,910
Industrials	98,743,361	0	0	98,743,361
Information technology	58,068,688	0	0	58,068,688
Real estate	1,168,217	0	0	1,168,217
Utilities	3,757,623	0	0	3,757,623
Investment companies	5,352,475	0	0	5,352,475
Short-term investments
Investment companies	17,002,143	0	0	17,002,143
Total assets	$312,633,791	$0	$0	$312,633,791
Additional sector, industry or geographic detail, if any, is included in the Portfolio of investments.
At July 31, 2026, the Fund did not have any transfers into/out of Level 3.
Allspring Emerging Growth Fund | 7